Schedule of Model Inputs For Options Granted (Details)	12 Months Ended
Jun. 30, 2025 $ / shares
Employee Stock Ownership Plan [Member] | Exercise Prices One [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.62
Term	3 years
Weighted average share price, share options granted	$ 5.72
Expected volatility, share options granted	67.30%
Expected dividend as percentage, share options granted	0.00%
Risk free interest rate, share options granted	0.20%
Employee Stock Ownership Plan [Member] | Exercise Prices Two [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 5.72
Term	3 years
Weighted average share price, share options granted	$ 5.72
Expected volatility, share options granted	67.30%
Expected dividend as percentage, share options granted	0.00%
Risk free interest rate, share options granted	0.20%
Employee Stock Ownership Plan [Member] | Exercise Prices Three [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.62
Term	3 years
Weighted average share price, share options granted	$ 18.51
Expected volatility, share options granted	66.40%
Expected dividend as percentage, share options granted	0.00%
Risk free interest rate, share options granted	1.50%
Employee Stock Ownership Plan [Member] | Exercise Prices Four [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.23
Term	3 years
Weighted average share price, share options granted	$ 5.72
Expected volatility, share options granted	64.50%
Expected dividend as percentage, share options granted	0.00%
Risk free interest rate, share options granted	3.60%
Advisor [Member] | Exercise Prices One [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.62
Term	2 years 10 months 9 days
Weighted average share price, share options granted	$ 5.72
Expected volatility, share options granted	66.60%
Expected dividend as percentage, share options granted	0.00%
Risk free interest rate, share options granted	0.50%
Advisor [Member] | Exercise Prices Two [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.01
Term	2 years 10 months 9 days
Weighted average share price, share options granted	$ 5.72
Expected volatility, share options granted	66.60%
Expected dividend as percentage, share options granted	0.00%
Risk free interest rate, share options granted	0.50%
Advisor [Member] | Exercise Prices Three [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.01
Term	4 years 10 months 24 days
Weighted average share price, share options granted	$ 10.80
Expected volatility, share options granted	65.40%
Expected dividend as percentage, share options granted	0.00%
Risk free interest rate, share options granted	3.00%
Reach [Member] | Exercise Prices One [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 5.72
Term	3 years 3 months 18 days
Weighted average share price, share options granted	$ 5.72
Expected volatility, share options granted	65.40%
Expected dividend as percentage, share options granted	0.00%
Risk free interest rate, share options granted	3.50%
Reach [Member] | Exercise Prices Two [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 6.73
Term	3 years 1 month 24 days
Weighted average share price, share options granted	$ 6.12
Expected volatility, share options granted	60.10%
Expected dividend as percentage, share options granted	0.00%
Risk free interest rate, share options granted	3.80%
Employee incentive plan [member] | Exercise Prices One [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0
Term	3 years
Weighted average share price, share options granted	$ 7.64
Expected dividend as percentage, share options granted	0.00%
Employee incentive plan [member] | Exercise Prices Two [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0
Term	3 years
Weighted average share price, share options granted	$ 7.52
Expected dividend as percentage, share options granted	0.00%
Employee incentive plan [member] | Exercise Prices Three [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0
Term	1 year
Weighted average share price, share options granted	$ 3.26
Expected dividend as percentage, share options granted	0.00%
Employee incentive plan [member] | Exercise Prices Four [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0
Term	3 years
Weighted average share price, share options granted	$ 1.81
Expected dividend as percentage, share options granted	0.00%
Employee incentive plan [member] | Exercise Prices Five [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0
Term	3 years
Weighted average share price, share options granted	$ 2.64
Expected dividend as percentage, share options granted	0.00%
Employee incentive plan [member] | Exercise Prices Six [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0
Term	3 years
Weighted average share price, share options granted	$ 2.35
Expected dividend as percentage, share options granted	0.00%
Employee incentive plan [member] | Exercise Prices Seven [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0
Term	1 year
Weighted average share price, share options granted	$ 1.11
Expected dividend as percentage, share options granted	0.00%
Employee incentive plan [member] | Exercise Prices Eight [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0
Term	1 year
Weighted average share price, share options granted	$ 0.61
Expected dividend as percentage, share options granted	0.00%
Employee incentive plan [member] | Exercise Prices Nine [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0
Term	0 years
Weighted average share price, share options granted	$ 0.81
Expected dividend as percentage, share options granted	0.00%
Employee incentive plan [member] | Exercise Prices Ten [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0
Term	0 years
Weighted average share price, share options granted	$ 1.15
Expected dividend as percentage, share options granted	0.00%
Employee incentive plan [member] | Exercise Prices Eleven [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0
Term	5 years
Weighted average share price, share options granted	$ 1.15
Expected dividend as percentage, share options granted	0.00%
Warrants [member] | Exercise Prices One [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 6.25
Term	5 years
Weighted average share price, share options granted	$ 5.00
Expected volatility, share options granted	62.90%
Expected dividend as percentage, share options granted	0.00%
Risk free interest rate, share options granted	3.70%
Warrants [member] | Exercise Prices Two [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 5.00
Term	1 month 13 days
Weighted average share price, share options granted	$ 5.00
Expected volatility, share options granted	46.00%
Expected dividend as percentage, share options granted	0.00%
Risk free interest rate, share options granted	3.70%